Business Combination - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 01, 2020 CNY (¥)	Apr. 26, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Percentage of ownership interests acquired		100.00%
Purchase consideration		¥ 2,772,317
PRC Subsidiary
Business Acquisition [Line Items]
Date of acquisition		Apr. 26, 2019
Percentage of ownership interests acquired		100.00%
Remeasurement gain of profit or loss			¥ 7,762	$ 1,190	¥ 1,127
Purchase consideration		¥ 2,772,317
PRC Subsidiary | Maximum
Business Acquisition [Line Items]
Total purchase price consideration			¥ 48,000		¥ 48,000
Estimated remaining useful life of identifiable intangible assets			10 years	10 years
Huailai Huizhi Construction Co. Ltd.
Business Acquisition [Line Items]
Date of acquisition	Nov. 01, 2020
Percentage of ownership interests acquired	100.00%
Purchase consideration	¥ 39,612